CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 186,509	$ 67,762	$ 357,643
Deposits	15,196	5,000	0
Total current assets	201,705	72,762	357,643
Software development costs	682,488	312,973	108,290
Fixed assets, net	60,857	33,049	0
Intangible asset - domain name	103,750	103,750	103,750
Total assets	1,048,800	522,534	569,683
Current Liabilities
Accounts payable	187,684	121,518	10,970
Accrued expenses	287,831	136,070	82,490
Total current liabilities	475,515	257,588	93,460
Warrant derivative liabilities	3,837,638	0
Total liabilities	4,313,153	257,588
Commitments and contingencies
Common stock subject to redemption, 25,000 shares		0	43,750
Stockholders' Equity(Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Common stock, $0.001 par value, 300,000,000 shares authorized; 24,332,098 and 18,807,500 shares issued and outstanding, respectively	24,332	18,807	17,932
Additional paid-in-capital	23,220,940	4,599,514	1,721,729
Accumulated deficit	(26,509,625)	(4,353,375)	(1,307,188)
Total stockholders’ equity (deficit)	(3,264,353)	264,946	432,473
Total liabilities and stockholders’ equity (deficit)	$ 1,048,800	$ 522,534	$ 569,683